SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 08, 2024 USD ($) $ / shares shares	Dec. 30, 2022 USD ($)	Dec. 30, 2022 SGD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 27, 2023 USD ($) $ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized	2,000,000,000			2,000,000,000	2,000,000,000	500,000,000
Common stock, par value | $ / shares	$ 0.00025			$ 0.00025	$ 0.00025	$ 0.001
Forward stock split	1:4 share sub-division (a “forward stock split”)
Authorized share capital | $	$ 500,000					$ 500,000
Voting Rights				Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.
Ms. Liao [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	3,298,095
Ms. Liao [Member] | SKK Works Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividend		$ 4,900,000	$ 6.8
Mr. Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	936,869
Dividend		4,900,000	6.8
Mr. Ng [Member] | SKK Works Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividend		$ 4,900,000	$ 6.8
Mr.Tang [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	278,250
Ease Joy [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	250,425
Novel Challenge [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	250,425
Ace Champion [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	275,468
Falcon Summit [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	275,468